Description of the Business (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended
	Apr. 20, 2026	Jun. 30, 2026	Dec. 31, 2025
Business Combination [Line Items]
Distribution date	Apr. 20, 2026
Share issued, common stock		35,390,679	0
Purchase Price	$ 13.81
Sale of the Primary Shares	$ 80
Time duration for operating plan		12 months
Primary Shares
Business Combination [Line Items]
Share issued, common stock	5,791,479
Secondary Shares
Business Combination [Line Items]
Share issued, common stock	4,705,575
Spin Off Transactions [Member]
Business Combination [Line Items]
Transfers from Parent	$ 100
AnaptysBio [Member]
Business Combination [Line Items]
Distributed shares	29,100,902
AnaptysBio [Member] | First Tracks Biotherapeutics [Member]
Business Combination [Line Items]
Distributed shares	29,100,902